Summary of Significant Accounting Policies (Details 2)	6 Months Ended
Sep. 30, 2017
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	51 months
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years